Offsets	Jul. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-286204
Initial Filing Date	Oct. 28, 2025
Fee Offset Claimed	$ 119,870.60
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 867,998,524.00
Termination / Withdrawal Statement	$7,500,000,000 in aggregate offering amount of Common Stock was previously registered under the prospectus supplement filed by the Registrant on October 28, 2025, pursuant to the registration statement on Form S-3ASR (File No. 333-286204) filed on March 28, 2025, of which $867,998,524 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $119,870.60 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-286204
Filing Date	Oct. 28, 2025
Fee Paid with Fee Offset Source	$ 692,713.90